Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Class of Shares
Entity Registrant Name	GasLog Ltd.
Entity Central Index Key	0001534126
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	GLOG
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Common Units/Shares
Class of Shares
Number of shares outstanding	80,717,885
Preference Units/Shares
Class of Shares
Number of shares outstanding	4,600,000